Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000003823 | Thrivent International Equity Portfolio_5038827
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003823 | Thrivent Large Cap Value Portfolio_5038826
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003823 | Thrivent Mid Cap Stock Portfolio_5038823
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003823 | Thrivent Global Stock Portfolio_5038824
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003823 | Thrivent Small Cap Stock Portfolio_5038825
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003823 | Thrivent Core Emerging Markets Equity Fund_5038818
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003823 | Thrivent International Large Cap ETF_5038821
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003823 | NVIDIA Corporation_5038605
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003823 | Thrivent Mid Cap Value ETF_5038820
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003823 | Amazon.com, Inc._5037920
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003830 | NVIDIA Corporation_5022347
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003830 | Apple, Inc._5022214
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003830 | Roundhill Magnificent Seven ETF_5022323
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003830 | Amazon.com, Inc._5022205
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003830 | Microsoft Corporation_5022330
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003830 | Alphabet, Inc., Class A_5022204
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003830 | Micron Technology, Inc._5022331
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003830 | Alphabet, Inc., Class C_5022203
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003830 | Broadcom, Inc._5022231
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003830 | Meta Platforms, Inc._5022275
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003830 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000003830 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003830 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003830 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003830 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003830 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003830 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003830 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003830 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003830 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000003830 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003830 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003841 | Thrivent Core Investment Grade Corporate Bond Fund_5031291
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003841 | Thrivent Core High Yield Bond Fund_5031290
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003841 | Thrivent Core Emerging Markets Debt Fund_5031289
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003841 | U.S. Treasury Notes_5031325
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003841 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_5030846
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003841 | Thrivent International Large Cap ETF_5031292
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003841 | U.S. Treasury Notes_5031327
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003841 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_5030826
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003841 | Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through_5030768
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003841 | U.S. Treasury Bonds_5031328
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003841 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003841 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003841 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003841 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003841 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003841 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000003841 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000003841 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003841 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003841 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003841 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000003841 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000003841 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003841 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000003841 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003839 | Thrivent International Large Cap ETF_5028856
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003839 | Thrivent Core Investment Grade Corporate Bond Fund_5028855
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003839 | Thrivent Core High Yield Bond Fund_5028854
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003839 | Thrivent Core Emerging Markets Debt Fund_5028853
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003839 | NVIDIA Corporation_5028656
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003839 | Amazon.com, Inc._5028066
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003839 | Apple, Inc._5028086
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003839 | Microsoft Corporation_5028601
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003839 | Alphabet, Inc., Class C_5028062
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003839 | U.S. Treasury Bonds_5028887
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003839 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000003839 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003839 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003839 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003839 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003839 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000003839 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003839 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003839 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003839 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003839 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000003839 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000003839 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003839 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000003839 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062731 | 5047183
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000062731 | 5047176
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000062731 | 5047128
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000062731 | 5047360
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000062731 | 5047177
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062731 | 5047109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062731 | 5047346
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062731 | 5047086
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062731 | 5047139
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062731 | 5047358
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062731 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000062731 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000062731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000062731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000062731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000062731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062731 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000062731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000062731 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000062731 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062731 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062731 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000062731 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000062731 | China
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000062731 | India
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000062731 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000062731 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062731 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000062731 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062731 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000062731 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062731 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000062731 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000062731 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218692 | NVIDIA Corporation_5049525
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000218692 | Microsoft Corporation_5049501
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218692 | iShares ESG MSCI KLD 400 ETF_5049457
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000218692 | Alphabet, Inc., Class A_5049282
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000218692 | Alphabet, Inc., Class C_5049281
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218692 | Tesla, Inc._5049592
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218692 | Advanced Micro Devices, Inc._5049273
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218692 | Intel Corporation_5049448
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218692 | Visa, Inc._5049622
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218692 | Applied Materials, Inc._5049294
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218692 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000218692 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000218692 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000218692 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000218692 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000218692 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000218692 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000218692 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218692 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218692 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218692 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000218692 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000218692 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003836 | Thrivent Core Emerging Markets Equity Fund_5030141
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003836 | NVIDIA Corporation_5029890
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003836 | Amazon.com, Inc._5029147
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003836 | Microsoft Corporation_5029737
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003836 | Alphabet, Inc., Class C_5029143
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003836 | Apple, Inc._5029173
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003836 | ASML Holding NV_5030310
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003836 | Alphabet, Inc., Class A_5029144
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003836 | Samsung Electronics Company, Ltd._5029906
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003836 | Meta Platforms, Inc._5029438
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000003836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000003836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000003836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003836 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003836 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003836 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003836 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000003836 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003836 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000003843 | 5029094
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000003843 | 5029095
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000003843 | 5029096
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003843 | 5029009
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003843 | 5029093
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003843 | 5029090
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003843 | 5029010
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003843 | 5029092
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003843 | 5029053
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003843 | 5029091
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003843 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003843 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | BA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | BAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | AA
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000003843 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000003843 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000003843 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003843 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000003843 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003843 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003843 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003843 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000062736 | Eli Lilly & Company_5046982
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000062736 | Johnson & Johnson_5046980
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000062736 | AbbVie, Inc._5046954
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000062736 | UnitedHealth Group, Inc._5046994
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000062736 | Merck & Company, Inc._5046984
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000062736 | Stryker Corporation_5046990
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000062736 | Danaher Corporation_5046967
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000062736 | Amgen, Inc._5046957
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000062736 | Labcorp Holdings, Inc._5046981
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000062736 | Cencora, Inc._5046956
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000062736 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062736 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000062736 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000062736 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000062736 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000062736 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000062736 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000062736 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000062736 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000062736 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000062736 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062736 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003840 | 5019344
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 5019872
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 5019858
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 5019675
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 5019600
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | 5019821
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | 5019368
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | 5019822
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | 5019536
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | 5019893
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | D
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003840 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003840 | CAA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000003840 | B
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000003840 | BA
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000003840 | BAA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003840 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003840 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000003840 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000003840 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003840 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003840 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000003840 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000003840 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003840 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003840 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003840 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003840 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003840 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003840 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000003840 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003840 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003842 | 5019191
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003842 | 5019194
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003842 | 5018903
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003842 | 5019148
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003842 | 5019189
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003842 | 5019195
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003842 | 5019192
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003842 | 5018746
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003842 | 5019147
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003842 | 5018936
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003842 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003842 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003842 | BA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003842 | BAA
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000003842 | A
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000003842 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003842 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003842 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000003842 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003842 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003842 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003842 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003842 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003842 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003842 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003842 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003842 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003842 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000003842 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000062728 | 5046220
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000062728 | 5046176
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000062728 | 5045995
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000062728 | 5046552
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000062728 | 5046265
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062728 | 5046267
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062728 | 5046720
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062728 | 5045851
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062728 | 5046812
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000062728 | 5046281
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000062728 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000062728 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000062728 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000062728 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000062728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000062728 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000062728 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000062728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000062728 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000062728 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000062728 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000062728 | China
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000062728 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000062728 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000062728 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000062728 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000062728 | France
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000062728 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000062728 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062728 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000062728 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062728 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000218693 | 5049089
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218693 | 5048594
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218693 | 5049211
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218693 | 5048940
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218693 | 5048604
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218693 | 5048944
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218693 | 5048702
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218693 | 5049183
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218693 | 5048921
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218693 | 5048789
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218693 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000218693 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000218693 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000218693 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000218693 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000218693 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000218693 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218693 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218693 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218693 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218693 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000218693 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000218693 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000218693 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218693 | France
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000218693 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000218693 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000218693 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000218693 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218693 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218693 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218693 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000218693 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218693 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003831 | NVIDIA Corporation_5018465
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003831 | Amazon.com, Inc._5018437
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003831 | Apple, Inc._5018441
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003831 | Alphabet, Inc., Class A_5018436
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003831 | Microsoft Corporation_5018461
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003831 | Alphabet, Inc., Class C_5018435
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003831 | Broadcom, Inc._5018443
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003831 | Meta Platforms, Inc._5018450
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003831 | Lam Research Corporation_5018459
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003831 | Advanced Micro Devices, Inc._5018434
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003831 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000003831 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000003831 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003831 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003831 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003831 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000003831 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003831 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003831 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003831 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000003831 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003837 | NVIDIA Corporation_5031765
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003837 | Apple, Inc._5031473
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003837 | Microsoft Corporation_5031735
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003837 | Amazon.com, Inc._5031457
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003837 | Alphabet, Inc., Class A_5031455
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003837 | Broadcom, Inc._5031506
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003837 | Alphabet, Inc., Class C_5031454
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003837 | Micron Technology, Inc._5031737
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003837 | Meta Platforms, Inc._5031611
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003837 | Tesla, Inc._5031858
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003837 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000003837 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000003837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003837 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003837 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003837 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003837 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000003837 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003835 | Samsung Electronics Company, Ltd._5022484
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003835 | Microsoft Corporation_5022481
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003835 | Cisco Systems, Inc._5022442
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003835 | Exxon Mobil Corporation_5022456
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003835 | Wells Fargo & Company_5022499
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003835 | Alphabet, Inc., Class C_5022426
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003835 | Bank of America Corporation_5022433
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003835 | Merck & Company, Inc._5022479
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003835 | Amazon.com, Inc._5022427
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003835 | Johnson & Johnson_5022473
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000003835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000003835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000003835 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003835 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003835 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000003835 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218694 | Monolithic Power Systems, Inc._5049714
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218694 | Vertiv Holdings Company_5049737
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218694 | Hilton Worldwide Holdings, Inc._5049699
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218694 | EMCOR Group, Inc._5049695
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218694 | Howmet Aerospace, Inc._5049700
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218694 | JFrog, Ltd._5049750
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218694 | MKS, Inc._5049709
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218694 | SharkNinja, Inc._5049746
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218694 | Cloudflare, Inc._5049688
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218694 | Quanta Services, Inc._5049719
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218694 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000218694 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000218694 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000218694 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000218694 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000218694 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218694 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218694 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218694 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218694 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218694 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000218694 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218694 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003828 | Twilio, Inc._5032296
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003828 | Carpenter Technology Corporation_5032013
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003828 | MKS, Inc._5032158
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003828 | Curtiss-Wright Corporation_5032042
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003828 | nVent Electric plc_5032343
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003828 | Entegris, Inc._5032067
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003828 | Allegheny Technologies, Inc._5031961
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | Illumina, Inc._5032130
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | TechnipFMC plc_5032348
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | Sterling Construction Company, Inc._5032274
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000003828 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000003828 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000003828 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000003828 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003828 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003828 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003828 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003828 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003828 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003828 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000003828 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003827 | Onto Innovation, Inc._5032387
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003827 | Nokia Oyj ADR_5032382
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003827 | Steel Dynamics, Inc._5032396
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003827 | Arch Capital Group, Ltd._5032410
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003827 | First Industrial Realty Trust, Inc._5032370
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003827 | M&T Bank Corporation_5032376
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003827 | Datadog, Inc._5032361
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003827 | Timken Company_5032398
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003827 | Rockwell Automation, Inc._5032392
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003827 | Howmet Aerospace, Inc._5032372
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003827 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000003827 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000003827 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003827 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003827 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003827 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003827 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003827 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003827 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003827 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003827 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000003827 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218695 | MKS, Inc._5048551
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218695 | M&T Bank Corporation_5048550
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218695 | U.S. Bancorp_5048570
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218695 | Simmons First National Corporation_5048560
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218695 | Crown Holdings, Inc._5048518
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218695 | Capital One Financial Corporation_5048512
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218695 | General Dynamics Corporation_5048530
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218695 | Labcorp Holdings, Inc._5048546
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218695 | Levi Strauss & Company_5048549
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218695 | MSC Industrial Direct Company, Inc._5048552
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218695 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000218695 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000218695 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000218695 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000218695 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000218695 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000218695 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218695 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000218695 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218695 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000218695 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000218695 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003845 | Thrivent Large Cap Value Portfolio_5036292
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000003845 | Thrivent Global Stock Portfolio_5036289
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003845 | Thrivent International Equity Portfolio_5036295
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003845 | Thrivent Core Investment Grade Corporate Bond Fund_5036284
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003845 | Thrivent Income Portfolio_5036294
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003845 | Thrivent Mid Cap Stock Portfolio_5036288
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003845 | NVIDIA Corporation_5036042
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003845 | Thrivent Core High Yield Bond Fund_5036283
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003845 | Thrivent Short-Term Bond Portfolio_5036291
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003845 | Thrivent Core Emerging Markets Debt Fund_5036281
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003834 | Thrivent Large Cap Value Portfolio_5037621
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003834 | Thrivent Global Stock Portfolio_5037618
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003834 | Thrivent International Equity Portfolio_5037624
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003834 | Thrivent Mid Cap Stock Portfolio_5037617
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003834 | Thrivent Core Emerging Markets Equity Fund_5037610
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003834 | Thrivent Small Cap Stock Portfolio_5037619
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003834 | NVIDIA Corporation_5037370
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003834 | Thrivent Core Investment Grade Corporate Bond Fund_5037612
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003834 | Apple, Inc._5036622
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003834 | Amazon.com, Inc._5036597
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003848 | Thrivent Large Cap Value Portfolio_5034968
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003848 | Thrivent Core Investment Grade Corporate Bond Fund_5034959
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003848 | Thrivent Income Portfolio_5034970
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003848 | Thrivent Core High Yield Bond Fund_5034958
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003848 | Thrivent International Equity Portfolio_5034971
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003848 | Thrivent Short-Term Bond Portfolio_5034967
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003848 | Thrivent Core Emerging Markets Debt Fund_5034956
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003848 | Thrivent High Yield Portfolio_5034969
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003848 | U.S. Treasury Notes_5035027
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003848 | Thrivent Core Emerging Markets Equity Fund_5034957
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003847 | U.S. Government Agency Debt (if categorized as coupon-paying notes)
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000003847 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000003847 | U.S. Government Agency Debt (if categorized as no-coupon discount notes)
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000003847 | U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003847 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003846 | 5033750
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000003846 | 5033751
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000003846 | 5033749
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003846 | 5033774
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003846 | 5033251
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003846 | 5033765
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003846 | 5033772
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003846 | 5033465
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | 5033773
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | 5033478
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003846 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000003846 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003846 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003846 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003846 | CAA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003846 | B
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003846 | BA
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000003846 | BAA
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000003846 | A
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003846 | AA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003846 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003846 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000003846 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003846 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003846 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000003846 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000003846 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000003846 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003846 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003846 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003846 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003846 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003846 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003846 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000003846 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003846 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000003846 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003838 | Welltower, Inc._5033217
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003838 | Prologis, Inc._5033192
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003838 | Equinix, Inc._5033143
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003838 | American Tower Corporation_5033114
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003838 | Simon Property Group, Inc._5033204
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003838 | Digital Realty Trust, Inc._5033137
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003838 | Realty Income Corporation_5033195
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003838 | Public Storage_5033193
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003838 | Ventas, Inc._5033214
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003838 | Iron Mountain, Inc._5033168
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003838 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000003838 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000003838 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003838 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003838 | Telecom Tower REITs
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003838 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003838 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003838 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003838 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003838 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003838 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000003838 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003844 | 5023028
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003844 | 5023029
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003844 | 5022907
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003844 | 5022570
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003844 | 5022636
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 5022980
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 5022635
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 5022857
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 5022665
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003844 | 5022527
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003844 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000003844 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003844 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003844 | BA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003844 | BAA
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000003844 | A
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000003844 | AA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003844 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003844 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003844 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000003844 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003844 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003844 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000003844 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003844 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003844 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003844 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003844 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003844 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003844 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003844 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000003844 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200170 | JFrog, Ltd._5047611
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200170 | Twist Bioscience Corporation_5047595
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200170 | Guidewire Software, Inc._5047546
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200170 | Triumph Financial, Inc._5047593
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200170 | Applied Industrial Technologies, Inc._5047523
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200170 | Mercury Systems, Inc._5047562
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200170 | EnPro, Inc._5047542
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200170 | BrightSpring Health Services, Inc._5047531
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200170 | UFP Technologies, Inc._5047596
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200170 | Fabrinet_5047608
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200170 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000200170 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000200170 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000200170 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000200170 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000200170 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200170 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200170 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200170 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200170 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200170 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000200170 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200170 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003853 | FormFactor, Inc._5032623
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003853 | ViaSat, Inc._5032974
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003853 | Molina Healthcare, Inc._5032774
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | Argan, Inc._5032467
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | BrightSpring Health Services, Inc._5032502
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | Element Solutions, Inc._5032589
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | MaxLinear, Inc._5032758
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | Krystal Biotech, Inc._5032710
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | ESCO Technologies, Inc._5032602
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | Match Group, Inc._5032754
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000003853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000003853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000003853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000003853 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003853 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003853 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003853 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003853 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003853 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000003853 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003852 | Twist Bioscience Corporation_5033093
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003852 | JFrog, Ltd._5033107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003852 | Littelfuse, Inc._5033066
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003852 | TTM Technologies, Inc._5033088
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003852 | BrightSpring Health Services, Inc._5033041
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003852 | SharkNinja, Inc._5033105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003852 | IES Holdings, Inc._5033060
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003852 | Life Time Group Holdings, Inc._5033064
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003852 | Moog, Inc._5033071
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003852 | Helios Technologies, Inc._5033057
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003852 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000003852 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000003852 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000003852 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003852 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003852 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000003852 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003852 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003852 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003852 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003852 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000003852 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003852 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%